Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asset Allocation Fund Class Z Columbia Asset Allocation Fund	Class Z Columbia Asset Allocation Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund		Class Z Columbia Asset Allocation Fund Class Z
Management Fees		0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses	[2]	0.61%
Total annual Fund operating expenses		1.57%
Fee waivers and/or reimbursements	[3]	(0.70%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.87%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.26% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Asset Allocation Fund Class Z	89	427	789	1,808

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
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Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
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Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

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Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

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Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

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Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

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Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

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Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

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Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
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Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

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Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

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Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

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Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

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Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

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Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

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Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

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Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

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Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

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Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

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Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

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Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

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Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

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Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.66%
Worst: 4th quarter 2008: -14.00%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class Z	1 Year	5 Years	10 Years
Class Z After Taxes on Distributions and Sales	8.98%	3.07%	1.96%
Class Z After Taxes on Distributions	12.75%	2.84%	1.72%
Class Z	13.37%	4.11%	2.77%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 49 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%						5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	1.00%	[1]
[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund		Class A	Class B	Class C	Class T
Management Fees		0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.29%	0.29%	0.29%	0.59%
Acquired Fund Fees and Expenses	[2]	0.61%	0.61%	0.61%	0.61%
Total annual Fund operating expenses		1.82%	2.57%	2.57%	1.87%
Fee waivers and/or reimbursements	[3]	(0.70%)	(0.70%)	(0.70%)	(0.70%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		1.12%	1.87%	1.87%	1.17%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on
January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	1,050	1,442	2,535
Class B	690	1,033	1,503	2,669
Class C	290	733	1,303	2,853
Class T	687	1,065	1,466	2,586

Expense Example, No Redemption (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	190	733	1,303	2,669
Class C	190	733	1,303	2,853

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.64%
Worst: 4th quarter 2008: -14.14%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT	1 Year	5 Years	10 Years
Class A After Taxes on Distributions and Sales	4.49%	1.76%	1.21%
Class A After Taxes on Distributions	6.01%	1.37%	0.89%
Class A	6.53%	2.56%	1.87%
Class B	7.17%	2.65%	1.72%
Class C	11.25%	2.99%	1.72%
Class T	6.55%	2.51%	1.83%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Liberty Fund Class Z | Columbia Liberty Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Liberty Fund Class Z Columbia Liberty Fund	Class Z Columbia Liberty Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Liberty Fund Class Z) Columbia Liberty Fund		Class Z Columbia Liberty Fund Class Z
Management Fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.24%
Acquired Fund Fees and Expenses	[2]	0.62%
Total annual Fund operating expenses		1.41%
Fee waivers and/or reimbursements	[3]	(0.55%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.86%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.27% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Liberty Fund Class Z) Columbia Liberty Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Liberty Fund Class Z	144	446	771	1,691

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.71%
Worst: 4th quarter 2008: -14.22%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Liberty Fund Class Z) Columbia Liberty Fund Columbia Liberty Fund Class Z	1 Year	5 Years	10 Years
Class Z After Taxes on Distributions and Sales	8.71%	2.99%	1.99%
Class Z After Taxes on Distributions	12.47%	2.86%	1.89%
Class Z	13.02%	3.98%	2.81%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Liberty Fund Class ABC | Columbia Liberty Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 50 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Liberty Fund Class ABC Columbia Liberty Fund Class ABC Columbia Liberty Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Class ABC Columbia Liberty Fund		Class A	Class B	Class C
Management Fees		0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[1]	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%	0.62%
Total annual Fund operating expenses		1.65%	2.40%	2.40%
Fee waivers and/or reimbursements	[3]	(0.55%)	(0.55%)	(0.55%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		1.10%	1.85%	1.85%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	733	1,065	1,420	2,417
Class B	743	1,048	1,480	2,550
Class C	343	748	1,280	2,736

Expense Example, No Redemption (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	243	748	1,280	2,550
Class C	243	748	1,280	2,736

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.54%
Worst: 4th quarter 2008: -14.35%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC	1 Year	5 Years	10 Years
Class A After Taxes on Distributions and Sales	4.33%	1.73%	1.28%
Class A After Taxes on Distributions	5.82%	1.40%	1.08%
Class A	6.31%	2.50%	1.96%
Class B	6.91%	2.62%	1.81%
Class C	10.94%	2.97%	1.81%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 49 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund	Class A		Class B		Class C		Class T
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%						5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	1.00%	[1]
[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Class ABCT Columbia Asset Allocation Fund		Class A	Class B	Class C	Class T
Management Fees		0.67%	0.67%	0.67%	0.67%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.29%	0.29%	0.29%	0.59%
Acquired Fund Fees and Expenses	[2]	0.61%	0.61%	0.61%	0.61%
Total annual Fund operating expenses		1.82%	2.57%	2.57%	1.87%
Fee waivers and/or reimbursements	[3]	(0.70%)	(0.70%)	(0.70%)	(0.70%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		1.12%	1.87%	1.87%	1.17%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on
January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	683	1,050	1,442	2,535
Class B	690	1,033	1,503	2,669
Class C	290	733	1,303	2,853
Class T	687	1,065	1,466	2,586

Expense Example, No Redemption (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	190	733	1,303	2,669
Class C	190	733	1,303	2,853

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.64%
Worst: 4th quarter 2008: -14.14%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Asset Allocation Fund Class ABCT) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class ABCT	1 Year	5 Years	10 Years
Class A After Taxes on Distributions and Sales	4.49%	1.76%	1.21%
Class A After Taxes on Distributions	6.01%	1.37%	0.89%
Class A	6.53%	2.56%	1.87%
Class B	7.17%	2.65%	1.72%
Class C	11.25%	2.99%	1.72%
Class T	6.55%	2.51%	1.83%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Asset Allocation Fund Class Z Columbia Asset Allocation Fund	Class Z Columbia Asset Allocation Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund		Class Z Columbia Asset Allocation Fund Class Z
Management Fees		0.67%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses	[2]	0.61%
Total annual Fund operating expenses		1.57%
Fee waivers and/or reimbursements	[3]	(0.70%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.87%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.26% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Asset Allocation Fund Class Z	89	427	789	1,808

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.66%
Worst: 4th quarter 2008: -14.00%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Asset Allocation Fund Class Z) Columbia Asset Allocation Fund Columbia Asset Allocation Fund Class Z	1 Year	5 Years	10 Years
Class Z After Taxes on Distributions and Sales	8.98%	3.07%	1.96%
Class Z After Taxes on Distributions	12.75%	2.84%	1.72%
Class Z	13.37%	4.11%	2.77%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Liberty Fund Class ABC | Columbia Liberty Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 50 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Liberty Fund Class ABC Columbia Liberty Fund Class ABC Columbia Liberty Fund	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Class ABC Columbia Liberty Fund		Class A	Class B	Class C
Management Fees		0.55%	0.55%	0.55%
Distribution and/or service (Rule 12b-1) fees		0.24%	0.99%	0.99%
Other Expenses	[1]	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	[2]	0.62%	0.62%	0.62%
Total annual Fund operating expenses		1.65%	2.40%	2.40%
Fee waivers and/or reimbursements	[3]	(0.55%)	(0.55%)	(0.55%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		1.10%	1.85%	1.85%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	733	1,065	1,420	2,417
Class B	743	1,048	1,480	2,550
Class C	343	748	1,280	2,736

Expense Example, No Redemption (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	243	748	1,280	2,550
Class C	243	748	1,280	2,736

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.54%
Worst: 4th quarter 2008: -14.35%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Liberty Fund Class ABC) Columbia Liberty Fund Columbia Liberty Fund Class ABC	1 Year	5 Years	10 Years
Class A After Taxes on Distributions and Sales	4.33%	1.73%	1.28%
Class A After Taxes on Distributions	5.82%	1.40%	1.08%
Class A	6.31%	2.50%	1.96%
Class B	6.91%	2.62%	1.81%
Class C	10.94%	2.97%	1.81%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Liberty Fund Class Z | Columbia Liberty Fund
Investment Objective
The Fund seeks total return, consisting of current income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Liberty Fund Class Z Columbia Liberty Fund	Class Z Columbia Liberty Fund Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Liberty Fund Class Z) Columbia Liberty Fund		Class Z Columbia Liberty Fund Class Z
Management Fees		0.55%
Distribution and/or service (Rule 12b-1) fees		none
Other Expenses	[1]	0.24%
Acquired Fund Fees and Expenses	[2]	0.62%
Total annual Fund operating expenses		1.41%
Fee waivers and/or reimbursements	[3]	(0.55%)
Total annual Fund operating expenses after the fee waivers and/or reimbursements		0.86%
[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.27% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Liberty Fund Class Z) Columbia Liberty Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Z Columbia Liberty Fund Class Z	144	446	771	1,691

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.71%
Worst: 4th quarter 2008: -14.22%

The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Average Annual Total Returns (Columbia Liberty Fund Class Z) Columbia Liberty Fund Columbia Liberty Fund Class Z	1 Year	5 Years	10 Years
Class Z After Taxes on Distributions and Sales	8.71%	2.99%	1.99%
Class Z After Taxes on Distributions	12.47%	2.86%	1.89%
Class Z	13.02%	3.98%	2.81%
S&P 500 TR (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Shareholder Fees	0 Months Ended
	Feb. 08, 2011
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	5.00%	[2]
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[3]
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses	0 Months Ended
	Feb. 08, 2011
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A
Operating Expenses:
Management Fees	0.67%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other Expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Total Annual Fund Operating Expenses	1.82%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.12%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class B
Operating Expenses:
Management Fees	0.67%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other Expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Total Annual Fund Operating Expenses	2.57%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.87%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class C
Operating Expenses:
Management Fees	0.67%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other Expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Total Annual Fund Operating Expenses	2.57%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.87%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class T
Operating Expenses:
Management Fees	0.67%
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.59%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Total Annual Fund Operating Expenses	1.87%
Fee waivers and/or reimbursements	(0.70%)	[3]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.17%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z
Operating Expenses:
Management Fees	0.67%
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.29%	[1]
Acquired Fund Fees and Expenses	0.61%	[2]
Total Annual Fund Operating Expenses	1.57%
Fee waivers and/or reimbursements	(0.70%)	[4]
Total annual Fund operating expenses after the fee waivers and or reimbursements	0.87%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A
Operating Expenses:
Management Fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.24%
Other Expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.62%	[2]
Total Annual Fund Operating Expenses	1.65%
Fee waivers and/or reimbursements	(0.55%)	[5]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.10%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class B
Operating Expenses:
Management Fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.99%
Other Expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.62%	[2]
Total Annual Fund Operating Expenses	2.40%
Fee waivers and/or reimbursements	(0.55%)	[5]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.85%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class C
Operating Expenses:
Management Fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.99%
Other Expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.62%	[2]
Total Annual Fund Operating Expenses	2.40%
Fee waivers and/or reimbursements	(0.55%)	[5]
Total annual Fund operating expenses after the fee waivers and or reimbursements	1.85%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z
Operating Expenses:
Management Fees	0.55%
Distribution and/or service (Rule 12b-1) fees	none
Other Expenses	0.24%	[1]
Acquired Fund Fees and Expenses	0.62%	[2]
Total Annual Fund Operating Expenses	1.41%
Fee waivers and/or reimbursements	(0.55%)	[6]
Total annual Fund operating expenses after the fee waivers and or reimbursements	0.86%

[1]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[2]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[3]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[4]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.26% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[5]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[6]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.27% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

Annual Total Returns	0 Months Ended
Feb. 08, 2011
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A
Bar Chart Table:
Annual Return 2001	(8.24%)
Annual Return 2002	(15.60%)
Annual Return 2003	19.03%
Annual Return 2004	9.27%
Annual Return 2005	5.27%
Annual Return 2006	11.14%
Annual Return 2007	7.19%
Annual Return 2008	(27.34%)
Annual Return 2009	23.01%
Annual Return 2010	13.07%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z
Bar Chart Table:
Annual Return 2001	(8.12%)
Annual Return 2002	(15.30%)
Annual Return 2003	19.33%
Annual Return 2004	9.62%
Annual Return 2005	5.59%
Annual Return 2006	11.41%
Annual Return 2007	7.45%
Annual Return 2008	(27.07%)
Annual Return 2009	23.55%
Annual Return 2010	13.37%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A
Bar Chart Table:
Annual Return 2001	(9.51%)
Annual Return 2002	(12.09%)
Annual Return 2003	17.40%
Annual Return 2004	8.81%
Annual Return 2005	5.62%
Annual Return 2006	11.22%
Annual Return 2007	8.83%
Annual Return 2008	(27.67%)
Annual Return 2009	21.59%
Annual Return 2010	12.80%
Columbia Liberty Fund Class Z | Columbia Liberty Fund
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Return as of December 31, 2010
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z
Bar Chart Table:
Annual Return 2001	(9.34%)
Annual Return 2002	(11.86%)
Annual Return 2003	17.70%
Annual Return 2004	9.04%
Annual Return 2005	5.87%
Annual Return 2006	11.35%
Annual Return 2007	9.23%
Annual Return 2008	(27.46%)
Annual Return 2009	21.87%
Annual Return 2010	13.02%

Average Annual Total Returns	0 Months Ended
Feb. 08, 2011
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A
Average Annual Return:
1 Year	6.53%
5 Years	2.56%
10 Years	1.87%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.49%
5 Years	1.76%
10 Years	1.21%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.01%
5 Years	1.37%
10 Years	0.89%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class B
Average Annual Return:
1 Year	7.17%
5 Years	2.65%
10 Years	1.72%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class C
Average Annual Return:
1 Year	11.25%
5 Years	2.99%
10 Years	1.72%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class T
Average Annual Return:
1 Year	6.55%
5 Years	2.51%
10 Years	1.83%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z
Average Annual Return:
1 Year	13.37%
5 Years	4.11%
10 Years	2.77%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.98%
5 Years	3.07%
10 Years	1.96%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	12.75%
5 Years	2.84%
10 Years	1.72%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A
Average Annual Return:
1 Year	6.31%
5 Years	2.50%
10 Years	1.96%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.33%
5 Years	1.73%
10 Years	1.28%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	5.82%
5 Years	1.40%
10 Years	1.08%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class B
Average Annual Return:
1 Year	6.91%
5 Years	2.62%
10 Years	1.81%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class C
Average Annual Return:
1 Year	10.94%
5 Years	2.97%
10 Years	1.81%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z
Average Annual Return:
1 Year	13.02%
5 Years	3.98%
10 Years	2.81%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.71%
5 Years	2.99%
10 Years	1.99%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z | After Taxes on Distributions
Average Annual Return:
1 Year	12.47%
5 Years	2.86%
10 Years	1.89%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%

Market Index Performance	0 Months Ended
Feb. 08, 2011
Columbia Asset Allocation Fund Class Z | S000012076 Member | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Asset Allocation Fund Class Z | S000012076 Member | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Asset Allocation Fund Class ABCT | S000012076 Member | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Asset Allocation Fund Class ABCT | S000012076 Member | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Liberty Fund Class Z | S000012082 Member | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Liberty Fund Class Z | S000012082 Member | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Columbia Liberty Fund Class ABC | S000012082 Member | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
10 Years	1.41%
Columbia Liberty Fund Class ABC | S000012082 Member | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0000773757
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 49 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on
January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
·
Non-Diversified Mutual Fund Risk  Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
·
Money Market Fund Risk  The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at  $1.00 per share, it is possible to lose money by investing in such funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.64%
Worst: 4th quarter 2008: -14.14%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,050
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,442
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,535
Annual Return 2001	rr_AnnualReturn2001	(8.24%)
Annual Return 2002	rr_AnnualReturn2002	(15.60%)
Annual Return 2003	rr_AnnualReturn2003	19.03%
Annual Return 2004	rr_AnnualReturn2004	9.27%
Annual Return 2005	rr_AnnualReturn2005	5.27%
Annual Return 2006	rr_AnnualReturn2006	11.14%
Annual Return 2007	rr_AnnualReturn2007	7.19%
Annual Return 2008	rr_AnnualReturn2008	(27.34%)
Annual Return 2009	rr_AnnualReturn2009	23.01%
Annual Return 2010	rr_AnnualReturn2010	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.14%)
1 Year	rr_AverageAnnualReturnYear01	6.53%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	1.21%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,669
1 Year	rr_AverageAnnualReturnYear01	7.17%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,303
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,853
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,303
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,853
1 Year	rr_AverageAnnualReturnYear01	11.25%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Columbia Asset Allocation Fund Class ABCT | Columbia Asset Allocation Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[4]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	687
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,586
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	2.51%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests at least 25% of its total assets in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
·
Non-Diversified Mutual Fund Risk  Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
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Money Market Fund Risk  The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at  $1.00 per share, it is possible to lose money by investing in such funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Asset Allocation Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 3rd quarter 2009:  12.66%
Worst: 4th quarter 2008: -14.00%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[7]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,808
Annual Return 2001	rr_AnnualReturn2001	(8.12%)
Annual Return 2002	rr_AnnualReturn2002	(15.30%)
Annual Return 2003	rr_AnnualReturn2003	19.33%
Annual Return 2004	rr_AnnualReturn2004	9.62%
Annual Return 2005	rr_AnnualReturn2005	5.59%
Annual Return 2006	rr_AnnualReturn2006	11.41%
Annual Return 2007	rr_AnnualReturn2007	7.45%
Annual Return 2008	rr_AnnualReturn2008	(27.07%)
Annual Return 2009	rr_AnnualReturn2009	23.55%
Annual Return 2010	rr_AnnualReturn2010	13.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.00%)
1 Year	rr_AverageAnnualReturnYear01	13.37%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Columbia Asset Allocation Fund Class Z | Columbia Asset Allocation Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.75%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	1.72%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 50 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.
Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
·
Non-Diversified Mutual Fund Risk  Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
·
Money Market Fund Risk  The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at  $1.00 per share, it is possible to lose money by investing in such funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.54%
Worst: 4th quarter 2008: -14.35%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, and will vary for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

Columbia Liberty Fund Class ABC | Columbia Liberty Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[8]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Annual Return 2001	rr_AnnualReturn2001	(9.51%)
Annual Return 2002	rr_AnnualReturn2002	(12.09%)
Annual Return 2003	rr_AnnualReturn2003	17.40%
Annual Return 2004	rr_AnnualReturn2004	8.81%
Annual Return 2005	rr_AnnualReturn2005	5.62%
Annual Return 2006	rr_AnnualReturn2006	11.22%
Annual Return 2007	rr_AnnualReturn2007	8.83%
Annual Return 2008	rr_AnnualReturn2008	(27.67%)
Annual Return 2009	rr_AnnualReturn2009	21.59%
Annual Return 2010	rr_AnnualReturn2010	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.35%)
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.08%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[8]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,048
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,550
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,550
1 Year	rr_AverageAnnualReturnYear01	6.91%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Columbia Liberty Fund Class ABC | Columbia Liberty Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[8]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,736
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Columbia Liberty Fund Class Z | Columbia Liberty Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
·	you invest $10,000 in Class Z shares of the Fund for the periods indicated,
·	your investment has a 5% return each year, and
·	the Fund's total annual operating expenses remain the same as shown in the table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on January 31, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests primarily in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Adviser) or its affiliates (Columbia Funds), and may also invest in exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity securities (including, but not limited to, common stocks and securities convertible into common stocks) and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives.
The Adviser uses asset allocation as its principal investment approach. The Adviser:
·	allocates the Fund's assets among asset class categories based on the historical and projected returns for each asset class.
·	chooses Columbia Funds within each asset class category and the amount that will be allocated to each Columbia Fund, based on each Columbia Fund's historical returns and expected performance.
·	may choose third party-advised Underlying Funds if a Columbia Fund within the desired asset class category is not available.
·	may invest in equity and fixed income securities, including TIPS, and other instruments such as derivatives.
·	reviews the asset allocations at least monthly, and may change these allocations when the Adviser believes it is appropriate to do so.
The Fund invests in fixed income securities, including preferred stocks and fixed income securities that, at the time of purchase, are rated below investment grade (which are commonly referred to as "junk bonds") or are unrated but determined by the Adviser to be of comparable quality, or in Underlying Funds that primarily invest in such securities. The Fund may invest in fixed income securities of any maturity, and does not anticipate managing its portfolio to any specific targeted weighted average maturity.
The Adviser may sell investments to adjust the allocation of the Fund's assets; if the Adviser believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·
Investment Strategy Risk  The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

·
Allocation Risk  The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

·
Investing in Other Funds Risk  The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of an Underlying Fund are shared by its investors, redemptions by other investors in the Underlying Fund could result in decreased economies of scale and increased operating expenses for the Underlying Fund. The Fund, and its shareholders, indirectly bear a portion of the expenses of the Underlying Funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Adviser has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Adviser or its affiliates, such as advisory fees, this could result in the Adviser having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund. There are also circumstances in which the Adviser's fiduciary duties to the Fund may conflict with its fiduciary duties to the Underlying Funds.

The Fund is subject directly to the extent it invests in individual securities and other instruments and/or indirectly to the extent it invests in Underlying Funds to the following risks:
·
Asset-Backed Securities Risk  Certain Underlying Funds may invest in asset-backed securities. The value of an Underlying Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Changing Distribution Levels Risk  The Fund and certain Underlying Funds may be subject to changing distribution levels risk. The amount of the distributions paid by the Fund or Underlying Fund generally depends on the amount of interest and/or dividends received by the Fund or Underlying Fund on the securities it holds. The Fund or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund or Underlying Fund receives from its investments decline.

·
Convertible Securities Risk  The Fund and certain Underlying Funds may invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's or Underlying Fund's return.

·
Credit Risk  The Fund and certain Underlying Funds may be subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

·
Currency Risk  The Fund and certain Underlying Funds may be subject to currency risk. Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund or the Underlying Fund denominated in that currency.

·
Derivatives Risk  The Fund and certain Underlying Funds may use derivatives, which are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's or Underlying Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or the Underlying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's or Underlying Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund or Underlying Fund's derivative positions at times when the Fund or Underlying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund or Underlying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

·
Dollar Rolls Risk  Certain Underlying Funds may use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund's portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

·
Emerging Market Securities Risk  The Fund and certain Underlying Funds may invest in securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, which are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

·
Energy and Natural Resources Sector Risk  The Fund and certain Underlying Funds may invest in securities of the issuers engaged in the energy and natural resources sector and are subject to the risk that these issuers will underperform other market sectors or the market as a whole. To the extent that an Underlying Fund invests in issuers conducting business in the same or similar sectors, the Fund and the Underlying Fund are subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, prices of, and thus the Fund's and Underlying Fund's investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

·	Focused Portfolio Risk  Underlying Funds may hold a limited number of securities, making them subject to greater risk of loss if any of those securities declines in price.
·
Foreign Securities Risk  The Fund and certain Underlying Funds may invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

·
Frequent Trading Risk  The Fund's and certain Underlying Funds' investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Underlying Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's return.

·
Geographic Concentration Risk  Certain Underlying Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Underlying Fund invests. Such an Underlying Fund may be more volatile than a more geographically diversified fund.

·
Growth Securities Risk  The Fund and certain Underlying Funds may invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Index Risk  Certain Underlying Funds' investment strategies may involve investing in an index. The Underlying Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Underlying Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Underlying Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

·
Inflation Protected Securities Risk  The Fund and certain Underlying Funds may invest in inflation-protected debt securities, which tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund or Underlying Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

·
Infrastructure-Related Companies Risk  Underlying Funds that concentrate their investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

·
Interest Rate Risk  The Fund and certain Underlying Funds may invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund or Underlying Fund receives from it but may affect the value of the Fund's or Underlying Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

·
Leverage Risk  Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or other instruments or techniques. The use of leverage creates greater likelihood of higher volatility of the Fund's return and its net asset value. Changes in the value of the Fund's portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. There is no guarantee that a leveraging strategy will be successful. Underlying Funds also may utilize leverage, subjecting the Fund to leverage risk indirectly.

·
Liquidity Risk  The Fund and certain Underlying Funds may invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

·
Low and Below Investment Grade Securities Risk  The Fund and certain Underlying Funds may invest in debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (Standard & Poor's), or Fitch, Inc. (Fitch)) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by Standard & Poor's or Fitch or Ba by Moody's). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium  a higher interest rate or yield  because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, Standard & Poor's and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

·
Market Risk  The Fund and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Fund and Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund or Underlying Fund. Accordingly, an investment in the Fund or Underlying Fund could lose money over short or even long periods. The market values of the securities the Fund or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

·
Master Limited Partnership Risk  Investments by the Fund or Underlying Funds in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Investors have more limited control and limited rights to vote on matters affecting the partnership. Investments are also subject to certain tax risks and conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership.

·
Mortgage-Backed Securities Risk  Certain Underlying Funds may invest in mortgage-backed securities. The value of the Underlying Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

·
Municipal Securities Risk  Certain Underlying Funds may invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall.

·
Pacific/Asia Regional Risk  The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and certain Underlying Fund investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Underlying Fund than if the Underlying Fund were more geographically diversified, which could result in great volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

·
Quantitative Model Risk  Certain Underlying Funds may use quantitative methods to select securities. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable an Underlying Fund to achieve its objective.

·
Real Estate Investment Trusts Risk  The Fund and certain Underlying Funds may invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund's or Underlying Fund's REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

·
Reinvestment Risk  Because the Fund and certain Underlying Funds may invest in debt securities, income from the Fund's and those Underlying Funds' debt securities portfolios will decline if and when the Fund or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's or Underlying Fund's portfolio.

·
Repurchase Agreements Risk  The Fund and certain Underlying Funds may use repurchase agreements, which are agreements in which the seller of a security to the Fund or Underlying Fund agrees to repurchase that security from the Fund or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's or Underlying Fund's income and the value of your investment in the Fund or, indirectly, the Underlying Fund to decline.

·
Sector Risk  At times, the Fund and certain Underlying Funds may have a significant portion of their assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund and Underlying Funds more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

·
Short Sales Risk  Certain Underlying Funds may engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur.

·
Smaller Company Securities Risk  The Fund and certain Underlying Funds may invest in securities of small- or mid-capitalization companies ("smaller companies") which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

·
Special Situations Risk  Certain Underlying Funds invest in securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, which may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

·
Tax Risk  One of the Underlying Funds currently intends to take positions in forward currency contracts with an aggregate notional value exceeding 80% of the Underlying Fund's total net assets. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Underlying Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case the Underlying Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Underlying Fund's Board of Directors/Trustees may authorize a significant change in investment strategy or Underlying Fund liquidation.

·
Technology Sector Risk  The Fund and certain Underlying Funds may invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

·
U.S. Government Obligations Risk  The Fund and certain Underlying Funds may invest in U.S. Government obligations. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

·
Value Securities Risk  The Fund and certain Underlying Funds may invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

·
Zero-Coupon Bonds Risk  Certain Underlying Funds may invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund or Underlying Fund and distributed to its shareholders.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
·
Non-Diversified Mutual Fund Risk  Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund's value will likely be more volatile than the value of more diversified funds. A non-diversified Underlying Fund may not operate as a non-diversified fund at all times.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
·
Money Market Fund Risk  The Fund and certain Underlying Funds may invest in (and certain Underlying Funds may be) money market funds, but an investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or any bank. Although money market funds seek to preserve the value of an investment at  $1.00 per share, it is possible to lose money by investing in such funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarterly Returns
During this Period

Best: 2nd quarter 2003:  11.71%
Worst: 4th quarter 2008: -14.22%

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table compares the Fund's returns for each period with those of the Standard & Poor's (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Because the Fund invests in fixed income securities in addition to equity securities, the table also compares the Fund's returns for each period with those of the Barclays Capital Aggregate Bond Index. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least  $250 million par amount outstanding and with at least one year to final maturity.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

Columbia Liberty Fund Class Z | Columbia Liberty Fund | S&P 500 TR (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee waivers and/or reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[9]
Total annual Fund operating expenses after the fee waivers and or reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,691
Annual Return 2001	rr_AnnualReturn2001	(9.34%)
Annual Return 2002	rr_AnnualReturn2002	(11.86%)
Annual Return 2003	rr_AnnualReturn2003	17.70%
Annual Return 2004	rr_AnnualReturn2004	9.04%
Annual Return 2005	rr_AnnualReturn2005	5.87%
Annual Return 2006	rr_AnnualReturn2006	11.35%
Annual Return 2007	rr_AnnualReturn2007	9.23%
Annual Return 2008	rr_AnnualReturn2008	(27.46%)
Annual Return 2009	rr_AnnualReturn2009	21.87%
Annual Return 2010	rr_AnnualReturn2010	13.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2003:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.22%)
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Columbia Liberty Fund Class Z | Columbia Liberty Fund | Class Z | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	1.89%

[1]
Contingent deferred sales charges (CDSC) on certain investments of between  $1 million and  $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]
Acquired fund fees and expenses have been restated to reflect the acquired fund fees and expenses the Fund would have borne in its most recent fiscal year had it maintained an allocation of assets among the Underlying Funds (as defined below) equal to its initial allocation upon adopting a fund-of-funds structure.

[4]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26%, 1.26% and 0.56% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[5]	This charge decreases over time.
[6]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
[7]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.65% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.26% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[8]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rates of 0.51%, 1.26% and 1.26% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares, respectively. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

[9]
Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to waive a portion of its advisory fee through January 31, 2012 so that the effective advisory fee rate will be a blend of (i) 0.00% on assets invested in other Columbia Funds, exchange-traded funds or third party mutual funds, and (ii) 0.55% on other assets. In addition, the Adviser has contractually agreed to bear, through January 31, 2012, a portion of the Fund's total expenses so that the Fund's ordinary operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses, acquired fund fees and expenses and certain advisory fees, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.27% of the Fund's average daily net assets attributable to Class Z shares. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.